FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                   ---------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Smaller Companies Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
                                                      INDUSTRY                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.1%
  AUSTRALIA 3.7%
  Billabong International Ltd. ......     Textiles, Apparel & Luxury Goods         369,406   $  4,660,722
  Downer EDI Ltd. ...................      Commercial Services & Supplies        2,419,687     13,375,390
  PaperlinX Ltd. ....................         Paper & Forest Products            7,001,361     21,862,856
a Repco Corp. Ltd. ..................               Distributors                11,361,533     12,408,404
                                                                                             ------------
                                                                                               52,307,372
                                                                                             ------------
  BAHAMAS 0.7%
b Steiner Leisure Ltd. ..............      Diversified Consumer Services           203,500      9,116,800
                                                                                             ------------
  BELGIUM 0.9%
  Barco NV ..........................    Electronic Equipment & Instruments        151,370     12,888,072
                                                                                             ------------
  BRAZIL 0.4%
c Companhia de Saneamento de
   Minas Gerais, 144A ...............             Water Utilities                  526,500      5,313,637
                                                                                             ------------
  CANADA 8.2%
  Abitibi-Consolidated Inc. .........         Paper & Forest Products            4,812,670     11,127,561
b ATS Automation Tooling Systems Inc.                Machinery                     681,700      7,134,625
  Domtar Inc. .......................         Paper & Forest Products              892,900      6,404,669
b Dorel Industries Inc., B ..........            Household Durables                362,300     10,528,213
b GSI Group Inc. ....................    Electronic Equipment & Instruments      1,071,820      9,860,744
  Legacy Hotels .....................               Real Estate                  1,302,500     10,654,537
  Linamar Corp. .....................             Auto Components                  690,000      8,230,689
  MDS Inc. ..........................     Health Care Providers & Services         970,300     17,760,790
b Open Text Corp. ...................       Internet Software & Services           731,300     13,770,319
  Quebecor World Inc. ...............      Commercial Services & Supplies        1,030,960     12,008,905
b Saxon Energy Services Inc. ........       Energy Equipment & Services          1,959,100      7,206,358
                                                                                             ------------
                                                                                              114,687,410
                                                                                             ------------
  CHINA 5.3%
  Bio-Treat Technology Ltd. .........      Commercial Services & Supplies       17,188,000      6,588,222
  China Oilfield Services Ltd. ......       Energy Equipment & Services         23,400,000     12,454,409
b China Pharmaceutical Group Ltd. ...             Pharmaceuticals               26,320,000      4,094,286
  China Resources Power Holdings Co.    Independent Power Producers & Energy
   Ltd. .............................                 Traders                    7,092,000      8,907,795
  People's Food Holdings Ltd. .......              Food Products                26,641,000     20,596,258
  Sinotrans Ltd., H .................         Air Freight & Logistics           28,055,000     10,098,927
b TCL Communication Technology
   Holdings Ltd. ....................         Communications Equipment         143,878,875      5,086,707
  Weiqiao Textile Co. Ltd. ..........     Textiles, Apparel & Luxury Goods       5,397,500      6,661,481
                                                                                             ------------
                                                                                               74,488,085
                                                                                             ------------
  DENMARK 1.8%
b Vestas Wind Systems AS ............           Electrical Equipment               645,060     24,893,515
                                                                                             ------------
  FINLAND 1.7%
  Amer Sports OYJ ...................       Leisure Equipment & Products           569,700     12,990,221
  Elcoteq SE, A .....................         Communications Equipment             187,810      2,698,271
  Huhtamaki OYJ .....................          Containers & Packaging              444,900      8,341,858
                                                                                             ------------
                                                                                               24,030,350
                                                                                             ------------

                                          Quarterly Statement of Investments | 3

Templeton Global Smaller Companies Fund

-------------------------------------------------------------------------------------------------------
                                                     INDUSTRY                   SHARES         VALUE
-------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  GERMANY 3.0%
  Celesio AG ......................      Health Care Providers & Services         302,000   $15,431,882
b Jenoptik AG .....................     Electronic Equipment & Instruments        936,686     9,302,345
  Vossloh AG ......................                 Machinery                     264,226    17,304,809
                                                                                            -----------
                                                                                             42,039,036
                                                                                            -----------
  HONG KONG 5.9%
  Asia Satellite Telecommunications
   Holdings Ltd. ..................   Diversified Telecommunication Services    3,454,500     6,359,678
  Dah Sing Financial Group ........              Commercial Banks               1,280,000    11,634,194
  Fountain Set (Holdings) Ltd. ....      Textiles, Apparel & Luxury Goods      33,524,000     9,654,078
  Giordano International Ltd. .....              Specialty Retail              20,439,348    10,353,095
  Hang Lung Group Ltd. ............                Real Estate                  1,665,000     4,233,967
  Hopewell Holdings Ltd. ..........       Transportation Infrastructure         2,982,000     9,929,202
  Hung Hing Printing Group Ltd. ...           Containers & Packaging           20,862,508    11,425,706
  Ngai Lik Industrial Holding Ltd.              Household Durables             13,886,000     1,285,336
  Techtronic Industries Co. Ltd. ..             Household Durables              2,869,242     3,843,632
  Yue Yuen Industrial Holdings Ltd.      Textiles, Apparel & Luxury Goods       4,196,500    13,271,783
                                                                                            -----------
                                                                                             81,990,671
                                                                                            -----------
  INDIA 0.4%
c Gail India Ltd., GDR, 144A ......              Metals & Mining                  157,710     5,668,013
                                                                                            -----------
  INDONESIA 0.4%
  PT Indosat Tbk ..................   Diversified Telecommunication Services    9,955,000     6,245,636
                                                                                            -----------
  ISRAEL 1.1%
b Orbotech Ltd. ...................     Electronic Equipment & Instruments        614,700    15,705,585
                                                                                            -----------
  JAPAN 3.8%
  Meitec Corp. ....................       Commercial Services & Supplies          304,100     9,692,744
  Nichii Gakkan Co. ...............      Health Care Providers & Services         739,200    11,020,638
  Sangetsu Co. Ltd. ...............             Household Durables                186,800     4,558,262
  Sohgo Security Services Co. Ltd.        Commercial Services & Supplies        1,337,700    26,229,412
  Takuma Co. Ltd. .................                 Machinery                     361,000     2,185,894
                                                                                            -----------
                                                                                             53,686,950
                                                                                            -----------
  LUXEMBOURG 0.4%
b Thiel Logistik AG ...............                IT Services                  1,547,850     5,861,814
                                                                                            -----------
  MEXICO 0.5%
b Promotora Ambiental SA de CV ....       Commercial Services & Supplies        5,019,500     6,945,349
                                                                                            -----------
  NETHERLANDS 6.2%
  Aalberts Industries NV ..........                 Machinery                     103,969     8,432,321
b Draka Holding NV ................            Electrical Equipment               328,886     8,688,113
  Imtech NV .......................         Construction & Engineering            192,410    11,192,471
  OPG Groep NV ....................      Health Care Providers & Services         209,640    24,025,829
  SBM Offshore NV .................        Energy Equipment & Services            470,720    15,283,410
  Vedior NV .......................       Commercial Services & Supplies          965,560    18,423,851
                                                                                            -----------
                                                                                             86,045,995
                                                                                            -----------


4 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

-----------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                        SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  NORWAY 1.3%
  Norske Skogindustrier ASA ...............              Paper & Forest Products                 876,400   $ 14,579,404
c Norske Skogindustrier ASA, 144A .........              Paper & Forest Products                 183,426      3,051,394
                                                                                                           ------------
                                                                                                             17,630,798
                                                                                                           ------------
  SINGAPORE 1.9%
  Cerebos Pacific Ltd. ....................                   Food Products                      285,253        637,499
  Huan Hsin Holdings Ltd. .................        Electronic Equipment & Instruments          6,101,000      2,279,081
  Osim International Ltd. .................                 Specialty Retail                   5,987,200      6,651,364
  Venture Corp. Ltd. ......................        Electronic Equipment & Instruments          1,971,000     17,670,813
                                                                                                           ------------
                                                                                                             27,238,757
                                                                                                           ------------
  SOUTH KOREA 4.9%
  Bank of Pusan ...........................                 Commercial Banks                   1,658,940     20,528,122
  Daeduck Electronics Co. Ltd. ............        Electronic Equipment & Instruments          1,221,875     10,636,433
  Daegu Bank Co. Ltd. .....................                 Commercial Banks                     484,390      8,026,692
  Halla Climate Control Corp. .............                  Auto Components                   1,104,000     14,017,539
  Sindo Ricoh Co. .........................                Office Electronics                    110,350      6,815,613
  Youngone Corp. ..........................         Textiles, Apparel & Luxury Goods           1,599,960      8,143,122
                                                                                                           ------------
                                                                                                             68,167,521
                                                                                                           ------------
  SWEDEN 1.3%
  D. Carnegie & Co. AB ....................                  Capital Markets                     877,886     17,492,619
                                                                                                           ------------
  SWITZERLAND 2.4%
b Kuoni Reisen Holding AG, B ..............           Hotels, Restaurants & Leisure               12,720      6,601,176
  Verwaltungs-und Privat-Bank AG ..........                  Capital Markets                      75,518     20,414,528
  Vontobel Holding AG .....................                  Capital Markets                     160,170      6,882,279
                                                                                                           ------------
                                                                                                             33,897,983
                                                                                                           ------------
  TAIWAN 7.4%
  AcBel Polytech Inc. .....................               Electrical Equipment                15,774,595      5,804,505
b BenQ Corp. ..............................              Computers & Peripherals              12,137,000      6,680,229
  D-Link Corp. ............................             Communications Equipment              22,170,610     26,736,357
  Fu Sheng Industrial Co. Ltd. ............             Industrial Conglomerates               9,004,694      8,659,430
  Giant Manufacturing Co. Ltd. ............           Leisure Equipment & Products             3,682,000      5,692,641
  Pihsiang Machinery Manufacturing Co. Ltd.         Health Care Equipment & Supplies           8,528,000     17,087,644
  Simplo Technology Co. Ltd. ..............              Computers & Peripherals               4,857,600     14,930,286
  Ta Chong Bank Ltd. ......................                 Commercial Banks                   3,183,000        984,230
  Taiwan Fu Hsing .........................                 Building Products                  9,336,180      8,660,649
  Test-Rite International Co. Ltd. ........                   Distributors                    16,149,387      8,688,909
                                                                                                           ------------
                                                                                                            103,924,880
                                                                                                           ------------
  THAILAND 3.1%
  Bank of Ayudhya Public Co. Ltd ..........                 Commercial Banks                   8,520,000      4,960,802
  BEC World Public Co. Ltd., fgn ..........                       Media                       15,103,200      8,415,211
  Glow Energy Public Co. Ltd., fgn ........   Independent Power Producers & Energy Traders     4,900,700      4,300,656
c Glow Energy Public Co. Ltd., fgn., 144A .   Independent Power Producers & Energy Traders    12,056,200     10,580,034
b Total Access Communication
   Public Co. Ltd. ........................        Wireless Telecommunication Services         3,332,000     14,927,360
                                                                                                           ------------
                                                                                                             43,184,063
                                                                                                           ------------

                                          Quarterly Statement of Investments | 5

Templeton Global Smaller Companies Fund

-------------------------------------------------------------------------------------------------------------
                                                      INDUSTRY                    SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     UNITED KINGDOM 9.5%
     Bodycote International PLC ....                  Machinery                    4,450,330   $   21,540,338
     Burberry Group PLC ............       Textiles, Apparel & Luxury Goods          804,310        9,517,086
     DS Smith PLC ..................            Containers & Packaging             2,507,480        8,834,474
   b Fiberweb PLC ..................              Personal Products                1,761,359        6,283,601
     FKI PLC .......................                  Machinery                    6,922,330       13,572,169
     Future PLC ....................                    Media                     11,231,610        7,561,129
     Game Group PLC ................               Specialty Retail               16,058,130       27,933,303
   a iSOFT Group PLC ...............            Health Care Technology            12,142,540        9,367,706
     John Wood Group PLC ...........         Energy Equipment & Services           2,861,570       13,203,651
     Yule Catto & Company PLC ......                  Chemicals                    3,250,560       14,327,641
                                                                                               --------------
                                                                                                  132,141,098
                                                                                               --------------
     UNITED STATES 19.9%
   b Agile Software Corp. ..........                   Software                    1,759,250       11,804,568
   b BearingPoint Inc. .............                 IT Services                   1,141,250        9,563,675
     Blockbuster Inc., A ...........               Specialty Retail                2,410,730       12,680,440
     Bowater Inc. ..................           Paper & Forest Products               288,550        6,290,390
   b Bristow Group Inc. ............         Energy Equipment & Services             303,390       10,791,582
     Central Parking Corp. .........        Commercial Services & Supplies           815,400       14,889,204
   b Coinstar Inc. .................        Diversified Consumer Services            326,760       10,665,446
   b Convergys Corp. ...............                 IT Services                     890,190       21,471,383
   b Input/Output Inc. .............         Energy Equipment & Services           1,123,680       12,191,928
   b Interpublic Group of Cos. Inc..                    Media                          6,603           79,038
     Irwin Financial Corp. .........               Commercial Banks                  942,680       20,767,240
   b K2 Inc. .......................         Leisure Equipment & Products            774,200       10,467,184
   b Leapfrog Enterprises Inc. .....         Leisure Equipment & Products          1,480,690       13,296,596
     Pier 1 Imports Inc. ...........               Specialty Retail                1,667,680       11,090,072
   b RC2 Corp. .....................         Leisure Equipment & Products            292,400       12,535,188
   b Scholastic Corp. ..............                    Media                        363,740       12,119,817
   b Seitel Inc. ...................         Energy Equipment & Services           4,538,910       16,249,298
 a,b Sharper Image Corp. ...........               Specialty Retail                  937,400        9,083,406
   b SigmaTel Inc. .................   Semiconductors & Semiconductor Equipment    1,370,840        6,196,197
     Tredegar Corp. ................           Industrial Conglomerates            1,110,680       22,091,425
 a,b West Marine Inc. ..............               Specialty Retail                1,991,430       34,451,739
                                                                                               --------------
                                                                                                  278,775,816
                                                                                               --------------
     TOTAL COMMON STOCKS
         (COST $1,072,114,910) .....                                                            1,344,367,825
                                                                                               --------------


6 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

--------------------------------------------------------------------------------
                                               PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 3.3%
  GOVERNMENT AND AGENCY SECURITIES 3.3%
  UNITED STATES 3.3%
d Federal Home Loan Bank, 12/01/06 .........   $     25,568,000   $   25,564,321
d Federal National Mortgage Association,
    1/19/07 ................................         20,000,000       19,860,480
                                                                  --------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $45,426,304) .....................                          45,424,801
                                                                  --------------
  TOTAL INVESTMENTS
    (COST $1,117,541,214) 99.4% ............                       1,389,792,626
  OTHER ASSETS, LESS LIABILITIES 0.6% ......                           8,594,315
                                                                  --------------
  NET ASSETS 100.0% ........................                      $1,398,386,941
                                                                  ==============

SELECTED PORTFOLIO ABBREVIATION

GDR - Global Depository Receipt

a     See Note 2 regarding holdings of 5% voting securities.

b     Non-income producing for the twelve months ended November 30, 2006.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $24,613,078, representing 1.76% of net assets.

d     The security is traded on a discount basis with no stated coupon rate.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Smaller Companies Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Smaller Companies Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................    $ 1,121,024,078
                                                            ===============

Unrealized appreciation ................................    $   367,238,485
Unrealized depreciation ................................        (98,469,937)
                                                            ---------------
Net unrealized appreciation (depreciation) .............    $   268,768,548
                                                            ===============

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended November 30, 2006 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                        NUMBER OF SHARES       VALUE AT                    REALIZED
                             HELD AT BEGINNING   GROSS      GROSS       HELD AT END          END OF     INVESTMENT      CAPITAL
NAME OF ISSUER                   OF YEAR       ADDITIONS  REDUCTIONS     OF PERIOD           PERIOD       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
iSOFT Group PLC                   12,142,540        --         --        12,142,540       $  9,367,706      --        $         --
Repco Corp. Ltd.                  11,361,533        --         --        11,361,533         12,408,404      --                  --
Sharper Image Corp.                  937,400        --         --           937,400          9,083,406      --                  --
West Marine Inc.                   1,991,430        --         --         1,991,430         34,451,739      --                  --
                                                                                          ----------------------------------------
TOTAL AFFILIATED SECURITIES (4.67% of Net Assets)                                         $ 65,311,255      --        $         --
                                                                                          ========================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007